Net Loss Per Ordinary Share	9 Months Ended
Sep. 30, 2024
Net Loss Per Ordinary Share [Abstract]
NET LOSS PER ORDINARY SHARE

NOTE 12 - NET LOSS PER ORDINARY SHARE:

The following table sets forth the computation of basic and diluted net income (loss) per ordinary share for the periods indicated:

	Nine months Ended September 30		Three months ended September 30
	2024	2023	2024	2023
	U.S. dollars in thousands
Basic net loss per ordinary share
Numerator:
Net loss	(29,266)	(22,451)	(10,355)	(12,492)

Denominator:
Weighted average common shares and vested RSUs – basic and diluted	105,075,212	101,659,653	106,098,703	102,216,654
Basic and dilutive net loss per common share	(0.28)	(0.22)	(0.10)	(0.12)

The following weighted-average shares of securities were not included in the computation of diluted net income (loss) per common share as their effect would have been antidilutive:

	Nine months ended September 30		Three months ended September 30
	2024	2023	2024	2023
Options	11,063,254	12,479,143	10,806,286	11,955,067
Restricted Stock Units	7,254,370	5,920,117	9,394,111	6,056,775
Private Warrants	3,330,000	3,330,000	3,330,000	3,330,000
Public Warrants	5,750,000	5,750,000	5,750,000	5,750,000
Forfeiture Shares	790,625	1,006,250	359,375	1,006,250